UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2650

Seligman Cash Management Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices)   (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end:                            12/31

Date of reporting period:                          9/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Cash Management Fund, Inc.
Schedule of Investments (unaudited)

September 30, 2007

	Principal Amount	Value

US Government Securities 44.7%
US Treasury Bills:
4.935%, 10/4/2007	$13,000,000	$12,994,805
4.964%, 2/7/2008	10,000,000	9,829,254
4.889%, 2/7/2008	10,000,000	9,831,763
4.045%, 2/21/2008	7,000,000	6,891,558
US Treasury Notes 4.25%, 10/31/2007	10,000,000	9,993,608
Federal Farm Credit Bank 4.621%, 10/4/2007*	20,000,000	19,992,417
Federal Home Loan Bank 4.59%, 10/2/2007*	20,000,000	19,997,489

Total US Government Securities		89,530,894

Time Deposits 39.7%
ABN AMRO Bank, Grand Cayman, 4.68%, 10/1/2007	9,980,000	9,980,000
Bank of Montreal 4.7%, 10/5/2007	9,990,000	9,990,000
Bank of Nova Scotia 4.6%, 10/4/2007	9,870,000	9,870,000
BNP Paribas, Grand Cayman, 4.85%, 10/2/2007	9,980,000	9,980,000
Citibank, Nassau, 4.75%, 10/3/2007	9,910,000	9,910,000
Dexia Bank, Grand Cayman, 4.75%, 10/5/2007	9,990,000	9,990,000
JPMorgan Chase, Nassau, 4.75%, 10/4/2007	9,870,000	9,870,000
Royal Bank of Scotland Group 4.85%, 10/2/2007	9,980,000	9,980,000

Total Time Deposits		79,570,000

Repurchase Agreement 15.5%
Fixed Income Clearing Corporation 4.45%, dated 9/28/2007,
maturing 10/1/2007 in the amount of $31,042,507 collateralized by: $14,755,000 Fannie Mae 5.55%, 5/12/2015; $135,000
Freddie Mac 6.875%, 9/15/2010; and $16,460,000 Freddie Mac
5.45%, 9/2/2011, with a fair market value of $31,964,799	31,031,000	31,031,000

Total Investments 99.9%		200,131,894
Other Assets Less Liabilities 0.1%		123,185

Net Assets 100.0%		$200,255,079

*	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

Security Valuation — The Fund uses the amortized cost method for valuing its short-term securities. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CASH MANAGEMENT FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 26, 2007

SELIGMAN CASH MANAGEMENT FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.